Acquisitions and Disposals - Summary of Allocated to Net Assets Acquired Based on Respective Estimated Fair Values (Details) - USD ($) $ in Thousands		6 Months Ended
	Feb. 10, 2026	Jun. 30, 2026	Dec. 31, 2025
Business Combination, Consideration Transferred [Abstract]
Ordinary Shares Payable		$ 73,418	$ 12,060
Recognized amounts of identifiable assets acquired and liabilities assumed:
Goodwill		308,713	$ 168,396
Reward Acquisition [Member]
Business Combination, Consideration Transferred [Abstract]
Cash consideration	$ 210,739
Ordinary Shares Payable	17,861	11,814
Fair value of total consideration transferred	228,601
Recognized amounts of identifiable assets acquired and liabilities assumed:
Current assets	111,684
Property, plant & equipment	1,259
Trade names and Trademarks	19,156
Developed Technology	14,367
Customer Relationships	82,098
Non competition agreement	435
Right of use assets	1,184
Non-current liabilities	971
Current liabilities	(103,372)
Deferred tax liabilities	(29,014)
Total identifiable net assets	96,827
Goodwill	131,774
Total purchase price allocation	$ 228,601
Other Acquisitions [Member]
Business Combination, Consideration Transferred [Abstract]
Ordinary shares of Rezolve		12,898
Cash consideration		2,350
Contingent consideration		2,170
Fair value of total consideration transferred		17,418
Recognized amounts of identifiable assets acquired and liabilities assumed:
Cash and cash equivalents		417
Accounts receivable		1,120
Prepaid expenses and other current assets		168
Other non-current assets		337
Accounts payable and accrued liabilities		(987)
Other non-current liabilities		(239)
Other liabilities/Other current liabilities		(1,613)
Total identifiable net assets		3,934
Goodwill		13,484
Total purchase price allocation		17,418
Other Acquisitions [Member] | Customer Contracts and Related Relationships [Member]
Recognized amounts of identifiable assets acquired and liabilities assumed:
Intangible assets		618
Other Acquisitions [Member] | Developed Technology [Member]
Recognized amounts of identifiable assets acquired and liabilities assumed:
Intangible assets		$ 4,113